Long Term Debt - Borrowing Base Credit Facility (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
MRD [Member] | 2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility	$ 2,000.0
MEMP [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility	2,000.0
MEMP [Member] | 2.0 Billion Revolving Credit Facility Due March 2018 [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility	$ 2,000.0